EQUITY - MEASUREMENT OF FAIR VALUE (Details)	6 Months Ended			11 Months Ended
	Jul. 02, 2018 USD ($)	Jul. 03, 2017 USD ($)	Jul. 01, 2016 USD ($)	Dec. 03, 2014 USD ($)
Time Restricted Stock Units ("RSU") (equity settled) | 2014 plan [member] | TSR Tranche 1 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock price (USD)				$ 11.06
Strike price (USD)				$ 0.01
Time (years)				1
Risk free rate				18.00%
Expected volatility				4.11%
Dividend yield				2.00%
Value RSU in USD				$ 10.83
Time Restricted Stock Units ("RSU") (equity settled) | 2014 plan [member] | TSR Tranche 2 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock price (USD)				11.06
Strike price (USD)				$ 0.01
Time (years)				2
Risk free rate				0.57%
Expected volatility				4.11%
Dividend yield				2.00%
Value RSU in USD				$ 10.62
Time Restricted Stock Units ("RSU") (equity settled) | 2016 plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock price (USD)			$ 9.07
Strike price (USD)			$ 0.01
Time (years)			2.5
Risk free rate			0.86%
Expected volatility			24.40%
Dividend yield			0.01%
Value RSU in USD			$ 9.06
Time Restricted Stock Units ("RSU") (equity settled) | 2017 plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock price (USD)		$ 11
Strike price (USD)		$ 0.01
Time (years)		2.5
Risk free rate		1.51%
Expected volatility		24.83%
Dividend yield		0.01%
Value RSU in USD		$ 10.99
Time Restricted Stock Units ("RSU") (equity settled) | 2018 plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock price (USD)	$ 7
Strike price (USD)	$ 0.01
Time (years)	2.5
Risk free rate	2.60%
Expected volatility	23.05%
Dividend yield	0.01%
Value RSU in USD	$ 6,989
Extraordinary Time Restricted Stock Units ("RSU") (equity settled) | 2016 plan [member] | TSR Tranche 1 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock price (USD)			9.07
Strike price (USD)			$ 0.01
Time (years)			0.25
Risk free rate			18.00%
Expected volatility			36.29%
Dividend yield			0.01%
Value RSU in USD			$ 9.06
Extraordinary Time Restricted Stock Units ("RSU") (equity settled) | 2016 plan [member] | TSR Tranche 2 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock price (USD)			9.07
Strike price (USD)			$ 0.01
Time (years)			1.5
Risk free rate			85.00%
Expected volatility			36.87%
Dividend yield			0.01%
Value RSU in USD			$ 9.06
Performance RSU (equity settled) | 2014 plan [member] | TSR Tranche 1 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock price (USD)				11.06
Strike price (USD)				$ 19.97
Time (years)				3
Risk free rate				1.04%
Expected volatility				4.11%
Dividend yield				2.00%
Value RSU in USD				$ 0
Performance RSU (equity settled) | 2014 plan [member] | TSR Tranche 2 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock price (USD)				11.06
Strike price (USD)				$ 27.74
Time (years)				3
Risk free rate				1.04%
Expected volatility				4.11%
Dividend yield				2.00%
Value RSU in USD				$ 0
Performance RSU (equity settled) | 2014 plan [member] | Adjusted EBITDA Tranche [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock price (USD)				11.06
Strike price (USD)				$ 0.01
Time (years)				3
Risk free rate				1.04%
Expected volatility				4.11%
Dividend yield				2.00%
Value RSU in USD				$ 10.41